Share capital and shares held in treasury - Summary of called up share capital issued and fully paid (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share capital and shares held in treasury
Shares issued at start of year	1,880,844,719	1,906,907,605
Issue of ordinary shares	2,215,646	2,937,114
Cancellation of ordinary shares	(55,000,000)	(29,000,000)
Shares issued at end of year	1,828,060,365	1,880,844,719
At start of year	£ 272	£ 275
Cancellation of ordinary share	(8)	(3)
At end of year	£ 264	£ 272